SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Short-term Debt [Line Items]
Total recorded as current liability	$ 15,649	$ 12,939
Loan One [Member]
Short-term Debt [Line Items]
Total recorded as current liability	$ 15,649	$ 12,939
Debt Instrument, Collateral	a tour bus